Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax provision
State income tax	$ 108	$ 371	$ 0
Federal alternative minimum tax	(1,144)	2,588	133
Net current income tax (benefit) provision	(1,036)	2,959	133
Deferred income tax provision (benefit)
Federal tax (benefit) expense at statutory rate	(34,333)	(289,412)	61,301
State income tax	539	(13,215)	2,707
Permanent differences	(499)	698	397
Federal alternative minimum tax	1,144	(2,588)	(133)
Change in federal valuation allowance	33,688	145,777	0
Change in state valuation allowance	(539)	8,413	(30)
Net deferred income tax (benefit) provision	0	(150,327)	64,242
Total income tax (benefit) provision	$ (1,036)	$ (147,368)	$ 64,375
Federal statutory rate	35.00%	35.00%	35.00%